NATURE OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 220,075	$ 190,416
Net loss from operations	29,659	(519)
Net cash used in operating activities	$ (11,447)	$ (28,392)